Operating Segments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Reportable Segments

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Total reportable segments			All other segments			Total
Particulars	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
Revenues	78,172	118,514	202,064	251,713	314,254	483,031	329,885	432,768	685,095	6,169	14,848	67,902	336,054	447,616	752,997
Total segment revenue	78,172	118,514	202,064	251,713	314,254	483,031	329,885	432,768	685,095	6,169	14,848	67,902	336,054	447,616	752,997
Service cost	1,770	—	—	165,264	173,919	169,347	167,034	173,919	169,347	—	—	6,530	167,034	173,919	175,877
Segment Revenue less Service Cost	76,402	118,514	202,064	86,449	140,335	313,684	162,851	258,849	515,748	6,169	14,848	61,372	169,020	273,697	577,120

Other income													1,014	363	435
Personnel expenses													(49,018)	(73,736)	(114,157)
Marketing and sales promotion expenses													(108,966)	(224,424)	(529,559)
Other operating expenses													(67,954)	(81,585)	(120,566)
Depreciation, amortization and impairment													(10,923)	(29,702)	(32,712)
Finance income													1,586	45,268	5,189
Finance costs													(20,327)	(18,289)	(3,901)
Impairment in respect of an equity - accounted investee													(959)	—	—
Share of loss of equity-accounted investees													(1,860)	(1,702)	(1,998)
Loss before tax													(88,387)	(110,110)	(220,149)

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Reconciliation of information on Reportable Segments to IFRS measures:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Total reportable segments			All other segments			Total
Particulars	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
Revenues	78,172	118,514	202,064	251,713	314,254	483,031	329,885	432,768	685,095	6,169	14,848	67,902	336,054	447,616	752,997
Less: Promotion expenses recorded as a reduction of revenue*	—	—	(34,673)	—	—	(43,068)	—	—	(77,741)	—	—	—	—	—	(77,741)
Consolidated Revenue	78,172	118,514	167,391	251,713	314,254	439,963	329,885	432,768	607,354	6,169	14,848	67,902	336,054	447,616	675,256
Marketing and sales promotion expenses													(108,966)	(224,424)	(529,559)
Less: Promotion expenses recorded as a reduction of revenue*													—	—	77,741
Consolidated marketing and sales promotion expenses													(108,966)	(224,424)	(451,818)

Notes:

*

For purposes of reporting to the CODM, certain promotion expenses which are reported as a reduction of revenue are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses.

Summary of Geographical Segments

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the Year Ended March 31			As at March 31
Particulars	2016	2017	2018	2017	2018
India	295,794	415,555	647,077	1,211,999	1,195,212
United States	6,504	2,382	113	23	14
South East Asia	10,132	11,115	10,888	7,719	4,838
Europe	12,698	9,184	6,972	—	—
Others	10,926	9,380	10,206	184	226
Total	336,054	447,616	675,256	1,219,925	1,200,290

*	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).